KEELEY Mid Cap Dividend Value Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.9%
	Automotive: Parts and Accessories — 2.2%
31,500	Allison Transmission Holdings Inc.	$1,358,595
17,009	Autoliv Inc.	1,566,529

		2,925,124

	Banking — 0.8%
65,135	Umpqua Holdings Corp.	986,144

	Broadcasting — 1.0%
12,007	Nexstar Media Group Inc., Cl. A	1,311,044

	Building and Construction — 5.3%
28,816	Fortune Brands Home & Security Inc.	2,470,108
67,035	KB Home	2,247,013
14,708	Vulcan Materials Co.	2,181,343

		6,898,464

	Business Services — 5.6%
60,032	Hudson Pacific Properties Inc., REIT	1,441,969
58,231	Iron Mountain Inc., REIT	1,716,650
23,713	Lamar Advertising Co., Cl. A, REIT	1,973,396
30,216	Quanta Services Inc.	2,176,156

		7,308,171

	Computer Software and Services — 4.7%
45,530	CDK Global Inc.	2,359,820
34,800	NortonLifeLock Inc.	723,144
82,244	Perspecta Inc.	1,980,436
12,300	SYNNEX Corp.	1,001,712

		6,065,112

	Consumer Products — 4.1%
32,217	Brunswick Corp.	2,456,224
21,738	Hasbro Inc.	2,033,372
29,296	Reynolds Consumer Products Inc.	880,052

		5,369,648

	Consumer Services — 1.3%
26,386	Equity LifeStyle Properties Inc., REIT	1,671,817

	Diversified Industrial — 4.3%
179,141	GrafTech International Ltd.	1,909,643
25,614	ITT Inc.	1,972,790
73,239	nVent Electric plc	1,705,736

		5,588,169

	Electronics — 2.7%
18,810	Agilent Technologies Inc.	2,228,797
13,707	Dolby Laboratories Inc., Cl. A	1,331,361

		3,560,158

	Energy and Utilities — 16.0%
8,104	American Water Works Co. Inc.	1,243,721
33,690	Black Hills Corp.	2,070,251
78,555	Cabot Oil & Gas Corp.	1,278,875
28,521	Diamondback Energy Inc.	1,380,416
26,714	Evergy Inc.	1,482,894
68,436	MDU Resources Group Inc.	1,802,604
28,952	National Fuel Gas Co.	1,190,796
58,131	NRG Energy Inc.	2,182,819
62,848	OGE Energy Corp.	2,002,337
12,007	Pioneer Natural Resources Co.	1,367,477
52,028	PPL Corp.	1,467,190
34,983	UGI Corp.	1,223,006
26,214	Valero Energy Corp.	1,482,926
90,048	WPX Energy Inc.†	733,891

		20,909,203

	Entertainment — 0.5%
36,519	Cinemark Holdings Inc.	635,796

Shares		Market Value
	Equipment and Supplies — 1.0%
17,300	The Timken Co	$1,338,328

	Financial Services — 18.6%
56,230	Air Lease Corp.	2,497,737
9,705	Ameriprise Financial Inc.	1,885,973
13,909	Arthur J Gallagher & Co	1,720,682
10,206	BOK Financial Corp.	698,907
23,913	Comerica Inc.	1,335,780
28,415	Discover Financial Services	2,572,410
84,045	Equitable Holdings Inc.	2,150,712
29,616	Popular Inc.	1,667,973
29,126	Prosperity Bancshares Inc.	2,020,179
13,407	Reinsurance Group of America Inc.	1,553,871
20,312	South State Corp.	1,468,558
47,425	Synovus Financial Corp.	1,535,147
61,432	Virtu Financial Inc., Cl. A	1,546,243
26,014	Voya Financial Inc.	1,529,883

		24,184,055

	Food and Beverage — 3.1%
41,122	Conagra Brands Inc.	1,491,084
24,020	Lamb Weston Holdings Inc.	1,891,335
13,600	Molson Coors Beverage Co., Cl. B	614,584

		3,997,003

	Health Care — 9.2%
2,674	Chemed Corp.	1,424,199
6,404	Cigna Corp.	1,333,185
24,413	Encompass Health Corp.	2,018,711
54,629	Healthcare Trust of America Inc., Cl. A, REIT	1,504,483
96,152	Sabra Health Care REIT Inc.	1,670,160
11,506	STERIS plc	2,180,847
13,607	Universal Health Services Inc., Cl. B	1,870,963

		12,002,548

	Hotels and Gaming — 3.8%
11,707	Marriott Vacations Worldwide Corp.	1,606,435
80,043	VICI Properties Inc., REIT	2,041,097
23,012	Wyndham Hotels & Resorts Inc.	1,367,833

		5,015,365

	Machinery — 3.0%
38,220	BWX Technologies Inc.	2,303,902
18,009	Oshkosh Corp.	1,550,035

		3,853,937

	Metals and Mining — 1.2%
12,206	Franco-Nevada Corp.	1,529,778

	Real Estate — 1.3%
41,622	Highwoods Properties Inc., REIT	1,649,480

	Retail — 2.4%
111,059	Brixmor Property Group Inc., REIT	1,838,026
14,207	PVH Corp.	1,333,895

		3,171,921

	Specialty Chemicals — 6.8%
12,200	Ashland Global Holdings Inc.	966,240
16,310	FMC Corp.	1,874,508
35,619	Huntsman Corp.	895,462
59,432	Olin Corp.	1,459,650
22,312	RPM International Inc.	2,025,483
72,639	Valvoline Inc.	1,680,866

		8,902,209

	TOTAL COMMON STOCKS	128,873,474

KEELEY Mid Cap Dividend Value Fund

Schedule of Investments (Continued) — December 31, 2020 (Unaudited)

Shares		Market Value
	SHORT TERM INVESTMENT — 1.1%
	Other Investment Companies — 1.1%
1,432,248	Fidelity Government Portfolio, Cl. I, 0.010%*	$1,432,248

	TOTAL INVESTMENTS — 100.0%
	(Cost $101,202,483)	$130,305,722

*	1 day yield as of December 31, 2020.
†	Non-income producing security.

REIT   Real Estate Investment Trust

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